PARTNERS' CAPITAL, DISTRIBUTIONS AND MEMBER'S INTEREST	9 Months Ended
Sep. 30, 2012
PARTNERS' CAPITAL, DISTRIBUTIONS AND MEMBER'S INTEREST
13.	PARTNERS’ CAPITAL, DISTRIBUTIONS AND MEMBER’S INTEREST

Northern Tier Energy LP

Initial Public Offering

As discussed in Note 3, concurrent with the closing of the NTE LP IPO, NT Holdings contributed its membership interests in NTE LLC to NTE LP in exchange for 54,844,500 common units and 18,383,000 PIK common units. Additionally, NTE LP issued 18,687,500 common units to the public for total common units outstanding of 91,915,000, all of which represent limited partnership interests in NTE LP. NT Holdings is also the sole member in Northern Tier Energy GP LLC, the non-economic general partner of NTE LP.

From the closing of the NTE LP IPO on July 31, 2012 through September 30, 2012, NTE LP had a total of 91,915,000 issued and outstanding common and PIK common units.

PIK Common Units

At issuance, PIK common units had all the same rights and limitations as common units, with the exception of cash distribution rights. PIK common unit distributions were to be made at the same time and on equal basis per unit as common units. However, during the “PIK period” which ran from July 31, 2012 through the earlier of (i) December 1, 2017 (the maturity date of the Secured Notes) and (ii) the date by which the Company redeems, repurchases, defeases or retires all of the Secured Notes, or amends the indenture governing the Secured Notes that limited the Company’s ability to pay cash distributions on all units, distributions on PIK common units were to be paid in additional PIK common units, rather than cash. At the end of the PIK period, each outstanding PIK common unit would automatically convert into a common unit with the same rights and limitations as existing common units.

Subsequent to September 30, 2012 and in conjunction with a cash tender offer for the outstanding Secured Notes on November 6, 2012, the Company amended the indenture governing the Secured Notes and, as a result of such amendment, the PIK common units of NTE LP were converted into common units of NTE LP (see Note 22 – Subsequent Events).

Distribution Policy

NTE LP expects to make cash distributions to unitholders of record on the applicable record date within 60 days after the end of each quarter. Distributions will be equal to the amount of available cash generated in such quarter. Available cash for each quarter will generally equal NTE LP’s cash flow from operations for the quarter, less cash required for maintenance capital expenditures, working capital changes, reimbursement of expenses incurred by NTE LP’s general partner and its affiliates, debt service and other contractual obligations and reserves for future operating or capital needs that the board of directors of NTE LP’s general partner deems necessary or appropriate, including reserves for turnaround and related expenses. The amount of quarterly distributions, if any, will vary based on operating cash flow during such quarter. As a result, quarterly distributions, if any, will not be stable and will vary from quarter to quarter as a direct result of variations in, among other factors, (i) operating performance, (ii) cash flows caused by, among other things, fluctuations in the prices paid for crude oil and other feedstocks and the prices received for finished products, working capital or capital expenditures and (iii) cash reserves deemed necessary or appropriate by the board of directors of NTE LP’s general partner. NTE LP’s general partner has no incentive distribution rights.

On November 12, 2012, NTE LP declared a quarterly distribution of $1.48 per unit to common unitholders of record on November 21, 2012. This distribution of $136 million in aggregate is based on available cash generated from the date of the NTE LP IPO July 31, 2012, through September 30, 2012.

Distributions

In conjunction with its IPO, NTE LP distributed $124.2 million to NT Holdings in the third quarter of 2012. NT Holdings used approximately $92 million of the distribution to redeem MPC’s existing perpetual payment in kind preferred interest in NT Holdings. Prior to the NTE LP IPO, NTE LLC also made distributions of $40.0 million and $2.5 million to NT Holdings in the second quarter of 2012 and the third quarter of 2011, respectively.

Northern Tier Energy LLC

Member’s Interest

Subsequent to July 31, 2012, NTE LP held the sole membership interest in NTE LLC. In the third quarter of 2012, NTE LP contributed the net proceeds of its IPO to NTE LLC. Subsequently, NTE LLC distributed $124.2 million to NTE LP who, in turn, distributed that amount to NT Holdings of which approximately $92 million was used to redeem MPC’s existing perpetual payment in kind preferred interest in NT Holdings as discussed above. Prior to July 31, 2012, NT Holdings held the sole membership interest in NTE LLC. NTE LLC also made distributions of $40.0 million and $2.5 million to NT Holdings in the second quarter of 2012 and the third quarter of 2011, respectively, also as discussed above.